Loan and Security Agreement and Convertible Notes - 2016 Private Investment in Public Entity Financing (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 31, 2016	Jun. 07, 2016	May 02, 2016	Apr. 03, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Aggregate purchase price of common stock warrants & warrants					$ 83,610	$ 57,928	$ 108,301
ABG Purchase Agreement | Private Placement
Debt Instrument [Line Items]
Aggregate purchase price of common stock warrants & warrants				$ 50,000
Common stock agreed to issue and sell (in shares)				9,009,005
Warrants to purchase common stock (in shares)				2,702,700
Warrant exercise price per share (USD per share)				$ 8.50
Warrant exercisable period				3 years
ABG Purchase Agreement | Private Placement | Maximum
Debt Instrument [Line Items]
Issuance of securities for resale, period				30 days
ABG Purchasers, Beijing Shijilongxin, and Frejoy
Debt Instrument [Line Items]
Common stock agreed to issue and sell (in shares)		25,225,221
Warrants to purchase common stock (in shares)		5,055,642
Gross proceeds of common stock and warrants		$ 86,500
Common stock price per share (USD per share)		$ 5.55
Closed consideration of common stock and warrants		$ 150,000
Aggregate principal amount		$ 53,500
Beijing Shijilongxin Investment Co Ltd | Additional Purchase Agreements | Private Placement
Debt Instrument [Line Items]
Aggregate purchase price of common stock warrants & warrants				$ 45,000
Common stock agreed to issue and sell (in shares)				8,108,108
Warrants to purchase common stock (in shares)				1,176,471
FREJOY Investment Management Co Ltd | Additional Purchase Agreements | Private Placement
Debt Instrument [Line Items]
Aggregate purchase price of common stock warrants & warrants				$ 45,000
Common stock agreed to issue and sell (in shares)				8,108,108
Warrants to purchase common stock (in shares)				1,176,471
Yuhan Corporation | Private Placement
Debt Instrument [Line Items]
Common stock agreed to issue and sell (in shares)			1,801,802
Warrants to purchase common stock (in shares)			235,294
Warrant exercise price per share (USD per share)			$ 8.50
Warrant exercisable period			3 years
Gross proceeds of common stock and warrants			$ 10,000
Common stock price per share (USD per share)			$ 5.55
Yuhan Corporation | Additional Purchase Agreements | Private Placement
Debt Instrument [Line Items]
Aggregate purchase price of common stock warrants & warrants				$ 10,000
Common stock agreed to issue and sell (in shares)				1,801,802
Warrants to purchase common stock (in shares)				235,294
Warrant exercise price per share (USD per share)				$ 8.50
Warrant exercisable period				3 years
Investors | Cancellation and Forfeiture Agreements
Debt Instrument [Line Items]
Common stock agreed to issue and sell (in shares)	7,838,259
Common stock shares forfeited (in shares)	1,137,316
Investors | Cancellation and Forfeiture Agreements | Secured Promissory Notes
Debt Instrument [Line Items]
Outstanding balance of promissory note forfeited	$ 43,500